Stockholders' Equity and Stock Based Compensation (Details) (USD $)					6 Months Ended						12 Months Ended				6 Months Ended	12 Months Ended																										6 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Restricted Stock [Member]	Jun. 30, 2014 Restricted Stock [Member] Stock-based compensation [Member] 01/01/14 [Member]		Jun. 30, 2014 Restricted Stock [Member] Stock-based compensation [Member] 04/30/13 [Member]		Jun. 30, 2014 Restricted Stock [Member] Stock-based compensation [Member] 02/04/14 [Member]		Dec. 31, 2013 Restricted Stock [Member] Stock-based compensation [Member] 01/10/13 [Member]		Dec. 31, 2013 Restricted Stock [Member] Stock-based compensation [Member] 06/25/13 [Member]		Jun. 30, 2014 Restricted Stock [Member] Stock Based Compensation Forfeited [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 04/15/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 05/31/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 06/06/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 06/25/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 06/30/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 09/20/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 09/25/13 [Member]	Dec. 31, 2013 Restricted Stock [Member] Private Placement [Member] 11/11/13 [Member]	Dec. 31, 2012 Restricted Stock [Member] Debt Conversion [Member] 04/28/12 [Member]	Dec. 31, 2012 Restricted Stock [Member] Debt Conversion [Member] 05/21/12 [Member]	Dec. 31, 2012 Restricted Stock [Member] Debt Conversion [Member] 09/10/12 [Member]	Dec. 31, 2012 Bronco Acquisition [Member] Restricted Stock [Member] 01/01/12 [Member]	Dec. 31, 2012 Private Placement For Working Capital [Member] Restricted Stock [Member] 01/16/12 [Member]	Dec. 31, 2012 Private Placement For Working Capital [Member] Restricted Stock [Member] 05/18/12 [Member]	Dec. 31, 2012 Private Placement For Working Capital [Member] Restricted Stock [Member] 05/21/12 [Member]	Dec. 31, 2012 Private Placement For Working Capital [Member] Restricted Stock [Member] 10/15/12 [Member]	Dec. 31, 2012 Preferred Stock Conversion [Member] Restricted Stock [Member] 10/15/12 [Member]	Dec. 31, 2012 Rent [Member] Restricted Stock [Member] 12/31/12 [Member]	Dec. 31, 2012 Services [Member] Restricted Stock [Member] 05/21/12 [Member]	Dec. 31, 2012 Services [Member] Restricted Stock [Member] 10/15/12 [Member]	Dec. 31, 2012 Services [Member] Restricted Stock [Member] 10/15/12 [Member]	Dec. 31, 2013 Services [Member] Restricted Stock [Member] 01/01/13 [Member]	Dec. 31, 2013 Services [Member] Restricted Stock [Member] 04/15/13 [Member]	Dec. 31, 2013 Services [Member] Restricted Stock [Member] 06/25/13 [Member]	Dec. 31, 2013 Services [Member] Restricted Stock [Member] 09/25/13 [Member]	Dec. 31, 2013 Services [Member] Restricted Stock [Member] 12/11/13 [Member]	Jun. 30, 2014 Acquisition services [Member] Restricted Stock [Member]		Jun. 30, 2014 Acquisition of NACSV [Member] Restricted Stock [Member]		Dec. 31, 2013 Note Conversion [Member] Restricted Stock [Member] 07/01/13 [Member]	Dec. 31, 2013 Warrant Exercise [Member] Restricted Stock [Member] 08/19/13 [Member]	Dec. 31, 2013 Warrant Exercise [Member] Restricted Stock [Member] 12/18/13 [Member]
Stockholders' Equity (Textual)
Date of Issue					Jan. 01, 2014		Feb. 04, 2014		Feb. 04, 2014		Jan. 10, 2013		Jun. 25, 2013		Jun. 03, 2014	Apr. 15, 2013	May 31, 2013	Jun. 06, 2013	Jun. 25, 2013	Jun. 30, 2013	Sep. 20, 2013	Sep. 25, 2013	Nov. 11, 2013	Apr. 28, 2012	May 21, 2012	Sep. 10, 2012	Jan. 01, 2012	Jan. 16, 2012	May 18, 2012	May 21, 2012	Oct. 15, 2012	Oct. 15, 2012	Dec. 31, 2012	May 21, 2012	Oct. 15, 2012	Oct. 15, 2012	Jan. 01, 2013	Apr. 15, 2013	Jun. 25, 2013	Sep. 25, 2013	Dec. 11, 2013	May 15, 2014		Jun. 16, 2014		Jul. 01, 2013	Aug. 19, 2013	Dec. 18, 2013
Number of Shares	100,669,278	93,024,117	52,263,451	7,645,161	1,500,000		5,000,000		1,500,000		11,000,000		15,000,000		(1,500,000)	250,000	200,000	2,150,000	408,000	260,000	1,100,000	1,100,000	100,000	3,300,000	6,043,801	2,202,900	4,289,029	416,667	250,000	250,000	750,000	500,000	150,000	250,000	500,000	250,000	1,000,666	500,000	310,000	66,000	66,000	500,000	[1]	645,161		3,000,000	3,000,000	1,250,000
Price	$ 0.001	$ 0.001	$ 0.001		$ 0.88	[2]	$ 0.17	[2]	$ 0.64	[2]	$ 0.120	[3]	$ 0.260	[3]		$ 0.100	$ 0.250	$ 0.250	$ 0.450	$ 0.500	$ 0.450	$ 0.450	$ 0.050	$ 0.002	$ 0.052	$ 0.500	$ 0.035	$ 0.060	$ 0.100	$ 0.100	$ 0.100	$ 0.002	$ 0.090	$ 0.052	$ 0.050	$ 0.052	$ 0.100	$ 0.100	$ 0.500	$ 0.450	$ 0.001	$ 0.47		$ 0.31	[4]	$ 0.250	$ 0.100	$ 0.010
Value	$ 100,670	$ 93,025	$ 52,264	$ 441,500	$ 1,500		$ 5,000		$ 1,500		$ 11,000		$ 15,000		$ (1,500)	$ 25,000	$ 50,000	$ 537,500	$ 183,600	$ 130,000	$ 495,000	$ 495,000	$ 50,000	$ 6,600	$ 314,278	$ 1,101,450	$ 150,116	$ 25,000	$ 25,000	$ 25,000	$ 50,000	$ 1,000	$ 13,500	$ 13,000	$ 25,000	$ 13,000	$ 99,700	$ 50,000	$ 155,000	$ 29,700	$ 66	$ 235,000		$ 200,000		$ 750,000	$ 300,000	$ 125,000

[1]	1.3 Million additional shares are due to be issued.
[2]	Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period. $1,792,713 of compensation expense will be recognized through April 30, 2016.
[3]	Stock-based compensation was calculated at fair value on the grant date and the expense is being amortized over the vesting period and service period. $1,682,280 of compensation expense will be recognized over the next twelve months.
[4]	Issued at $0.31 per share. The fair market value on the date of issuance was $0.33 per share and the Company recognized an acquisition expense of $12,903 related to the $0.02 share discount.